Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Details) - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the six months ended December 31, 2022	¥ 3,586	$ 535
For the years ended December 31, 2023	6,577	982
2024	5,381	803
Total	¥ 15,544	$ 2,320